SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule Of Wholly-Owned Or Controlled Entities	The following are Cresco Labs’ wholly-owned or controlled entities as of December 31, 2024:

Entity	Location	Purpose	Percentage Held
Cresco Labs Inc.	British Columbia, Canada	Parent Company
Cali-Antifragile Corp.	California	Holding Company	100%
River Distributing Co., LLC	California	Holding Company	100%
Sonoma's Finest fka FloraCal	California	Cultivation	100%
Cub City, LLC	California	Cultivation	100%
CRHC Holdings Corp.	Ontario, Canada	Holding Company	100%
Cannroy Delaware Inc.	Delaware	Holding Company	100%
Laurel Harvest Labs, LLC	Pennsylvania	Cultivation and Dispensary Facility	100%
JDRC Mount Joy, LLC	Illinois	Holding Company	100%
JDRC Scranton, LLC	Illinois	Holding Company	100%
Bluma Wellness Inc.	British Columbia, Canada	Holding Company	100%
Cannabis Cures Investments, LLC	Florida	Holding Company	100%
3 Boys Farm, LLC	Florida	Cultivation, Production and Dispensary Facility	100%
Farm to Fresh Holdings, LLC	Florida	Holding Company	100%
Cresco U.S. Corp.	Illinois	Holding Company	100%
Keystone Integrated Care, LLC	Pennsylvania	Dispensary	100%
Cresco Labs Michigan Management, LLC	Michigan	Holding Company	100%
MedMar Inc.	Illinois	Holding Company	100%
MedMar Lakeview, LLC	Illinois	Dispensary	88%

Entity	Location	Purpose	Percentage Held
MedMar Rockford, LLC	Illinois	Dispensary	75%
Gloucester Street Capital, LLC	New York	Holding Company	100%
Valley Agriceuticals, LLC	New York	Cultivation, Production and Dispensary Facility	100%
Valley Agriceuticals Real Estate	New York	Holding Company	100%
JDRC Ellenville, LLC	Illinois	Holding Company	100%
CMA Holdings, LLC	Illinois	Holding Company	100%
BL Real Estate, LLC	Massachusetts	Holding Company	100%
BL Pierce, LLC	Massachusetts	Holding Company	100%
BL Uxbridge, LLC	Massachusetts	Holding Company	100%
BL Main, LLC	Massachusetts	Holding Company	100%
BL Burncoat, LLC	Massachusetts	Holding Company	100%
BL Framingham, LLC	Massachusetts	Holding Company	100%
BL Worcester, LLC	Massachusetts	Holding Company	100%
Cultivate Licensing LLC	Massachusetts	Holding Company	100%
Cultivate Worcester, Inc.	Massachusetts	Dispensary	100%
Cultivate Leicester, Inc.	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Framingham, Inc.	Massachusetts	Dispensary	100%
Cultivate Cultivation, LLC	Massachusetts	Cultivation and Production Entity	100%
High Road Holdings LLC	Delaware	Holding Company	100%
SPS Management, LLC	Delaware	Holding Company	100%
GoodNews Holdings, LLC	Illinois	Licensing Company	100%
Wonder Holdings, LLC	Illinois	Licensing Company	100%
JDRC Seed, LLC	Illinois	Educational Company	100%
CP Pennsylvania Holdings, LLC	Illinois	Holding Company	100%
Bay, LLC	Pennsylvania	Dispensary	100%
Bay Asset Management, LLC	Pennsylvania	Holding Company	100%
Ridgeback, LLC	Colorado	Holding Company	100%
Cresco Labs Texas, LLC	Texas	Holding Company	100%
Cresco Labs, LLC	Illinois	Operating Entity	64%
Cresco Labs Ohio, LLC	Ohio	Cultivation, Production and Dispensary Facility	99%
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company
Wellbeings, LLC	Delaware	CBD Wellness Product Development	100%
Cresco Labs SLO, LLC	California	Holding Company	100%
SLO Cultivation Inc.	California	Holding Company	80%
Cresco Labs Joliet, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Kankakee, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Logan, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs PA, LLC	Illinois	Holding Company	100%
Cresco Yeltrah, LLC	Pennsylvania	Cultivation, Production and Dispensary Facility	100%
Strip District Education Center	Pennsylvania	Holding Company	100%
JDC Newark, LLC	Ohio	Holding Company	100%
Verdant Creations Newark, LLC	Ohio	Dispensary	100%
Strategic Property Concepts, LLC	Ohio	Holding Company	100%
JDC Marion, LLC	Ohio	Holding Company	100%
Verdant Creations Marion, LLC	Ohio	Dispensary	100%
Strategic Property Concepts 4, LLC	Ohio	Holding Company	100%
JDC Chillicothe, LLC	Ohio	Holding Company	100%
Verdant Creations Chillicothe, LLC	Ohio	Dispensary	100%
Strategic Property Concepts 5, LLC	Ohio	Holding Company	100%
JDC Columbus, LLC	Ohio	Holding Company	100%
Care Med Associates, LLC	Ohio	Dispensary	100%
Arizona Facilities Supply, LLC	Arizona	Holding Company	100%
PDI Medical III, LLC	Illinois	Dispensary	100%
Phoenix Farms of Illinois, LLC	Illinois	Dispensary	100%
FloraMedex, LLC	Illinois	Dispensary	100%

Entity	Location	Purpose	Percentage Held
Cresco Edibles, LLC	Illinois	Holding Company	100%
TSC Cresco, LLC	Illinois	Licensing	75%
Cresco HHH, LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Missouri Management, LLC	Missouri	Holding Company	100%
JDRC Acquisitions, LLC	Illinois	Holding Company	100%
JDRC 7841 Grand LLC	Illinois	Holding Company	100%
JDRC Lincoln, LLC	Illinois	Holding Company	100%
JDRC Danville, LLC	Illinois	Holding Company	100%
JDRC Kankakee, LLC	Illinois	Holding Company	100%
JDRC Brookville, LLC	Illinois	Holding Company	100%
Cresco Labs Michigan, LLC[1]	Michigan	Cultivation and Production Facility	85%
[1]Legally, Cresco Labs Michigan, LLC is 42.5% owned by a related party within management of the Company.

Schedule of Property, Plant and Equipment

Category	Estimated Useful Life
Leasehold Improvements	1 - 16 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 7 years
Vehicles	5 years
Website and Software	3 years
Computer Equipment	3 - 5 years
Buildings and Building Improvements	5 - 39 years
Property and equipment as of December 31, 2024 and December 31, 2023 consisted of the following:

($ in thousands)	December 31, 2024	December 31, 2023
Land and Buildings	$209,668	$207,194
Machinery and Equipment	44,347	41,928
Furniture and Fixtures	43,054	37,912
Leasehold Improvements	183,522	173,614
Website, Computer Equipment and Software	11,853	11,124
Vehicles	2,784	2,892
Construction In Progress	12,037	14,483
Total property and equipment, gross	507,265	489,147
Less: Accumulated depreciation	(162,419)	(120,839)
Property and equipment, net	$344,846	$368,308
The following table reflects depreciation expense related to property and equipment for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Depreciation expense included in cost of goods sold and ending inventory	$28,648	$35,716
Depreciation expense included in selling, general and administrative expense	15,547	18,475
Total depreciation expense	$44,195	$54,191
The following table reflects depreciation expense capitalized to cost of goods sold and depreciation expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense included in cost of goods sold	$33,299	$33,873
Capitalized expense to inventory for prior periods	12,795	10,847

Schedule of Finite-Lived Intangible Assets	Intangible assets are amortized over the following terms:

Category	Estimated Useful Life
Customer Relationships	1 - 8 years
Trade Names	10 years
Permit Application Fees	1 - 2 years
Intangible assets consisted of the following as of December 31, 2024 and December 31, 2023:

	December 31, 2024			December 31, 2023
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets:
Customer Relationships	$31,300	$(15,736)	$15,564	$31,000	$(11,623)	$19,377
Trade Names	2,100	(1,750)	350	2,100	(1,680)	420
Permit Application Costs	20,699	(18,270)	2,429	17,351	(15,980)	1,371
Other Intangibles[1]	6,013	(6,013)	—	6,013	(5,886)	127
Indefinite-Lived Intangible Assets:
Licenses	275,651	—	275,651	275,671	—	275,671
Total Intangible Assets	$335,763	$(41,769)	$293,994	$332,135	$(35,169)	$296,966
1As of December 31, 2023, Other Intangibles include non-compete agreements, non-solicitation agreements, and related amortization.